RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Board of Directors
Transactions with related parties
Remuneration	Rp 504	Rp 475	Rp 401
% of total expenses	0.47%	0.46%	0.39%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 176	Rp 179	Rp 164
% of total expenses	0.16%	0.17%	0.16%